Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 981,434	$ 869,831
Amounts due from subsidiaries	48,614	73,042
Derivative assets	17,516	7,286
Prepaid expenses and other current assets	267,941	434,177
Total current assets	5,644,657	4,771,827
Deferred tax assets	229,226	236,503
Other non-current assets	187,549	174,453
TOTAL ASSETS	9,037,128	7,388,342
Current liabilities:
Short-term borrowings	1,443,816	1,592,870
Amounts due to subsidiaries	89	143
Derivative liabilities	25,359	2,622
Other current liabilities	293,012	242,783
Total current liabilities	5,258,768	4,038,148
Convertible notes	225,977	224,675
Deferred tax liabilities	66,630	48,150
Liability for uncertain tax positions	5,730	7,448
TOTAL LIABILITIES	6,730,434	5,261,904
Equity:
Common shares - no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	1,127	(19,428)
Retained earnings	1,275,520	1,035,552
Accumulated other comprehensive loss	(170,551)	(50,584)
Total Canadian Solar Inc. shareholders' equity	1,941,639	1,801,083
TOTAL LIABILITIES AND EQUITY	9,037,128	7,388,342
Parent Company | Reportable legal entities
Current assets:
Cash and cash equivalents	15,661	27,432
Amounts due from subsidiaries	582,685	638,832
Derivative assets		521
Prepaid expenses and other current assets	13,218	5,318
Total current assets	611,564	672,103
Investment in subsidiaries	2,158,474	1,992,658
Investments in affiliates	11,745	10,755
Deferred tax assets	1,755	1,946
Other non-current assets	39,837	45,213
TOTAL ASSETS	2,823,375	2,722,675
Current liabilities:
Amounts due to subsidiaries	640,055	682,247
Derivative liabilities	762
Other current liabilities	4,522	5,676
Total current liabilities	645,339	687,923
Convertible notes	225,977	224,675
Deferred tax liabilities	4,690	1,562
Liability for uncertain tax positions	5,730	7,432
TOTAL LIABILITIES	881,736	921,592
Equity:
Common shares - no par value: unlimited authorized shares, 64,022,678 and 64,506,055 shares issued and outstanding at December 31, 2021 and 2022, respectively	835,543	835,543
Additional paid-in capital	1,127	(19,428)
Retained earnings	1,275,520	1,035,552
Accumulated other comprehensive loss	(170,551)	(50,584)
Total Canadian Solar Inc. shareholders' equity	1,941,639	1,801,083
TOTAL LIABILITIES AND EQUITY	$ 2,823,375	$ 2,722,675